LVIP BlackRock Global Real Estate Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.54%
Australia–3.14%
Centuria Capital Group	1,916,096	$ 3,609,319
Centuria Industrial REIT	1,368,458	3,450,849
Goodman Group	227,785	3,135,016
LendLease Group	411,500	4,038,208
		14,233,392
Belgium–2.11%
Aedifica	38,818	4,452,039
Warehouses De Pauw	155,225	5,129,672
		9,581,711
Canada–2.34%
Allied Properties Real Estate Investment Trust	172,581	5,581,039
Summit Industrial Income REIT	441,754	5,012,662
		10,593,701
China–1.29%
†GDS Holdings Class A	575,965	5,823,291
		5,823,291
France–1.36%
Covivio	32,155	2,752,697
Klepierre	146,366	3,413,129
		6,165,826
Germany–6.54%
Alstria office REIT	68,228	1,102,551
Aroundtown	805,283	5,732,237
Deutsche Wohnen	144,002	6,717,694
Vonovia	246,051	16,071,902
		29,624,384
Hong Kong–6.91%
CK Asset Holdings	1,142,500	6,936,623
†ESR Cayman	3,298,600	10,798,597
New World Development	987,250	5,105,086
Shimao Group Holdings	1,534,000	4,824,520
Sun Hung Kai Properties	240,000	3,636,691
		31,301,517
Japan–9.75%
Comforia Residential REIT	544	1,658,162
Ichigo Office REIT Investment	3,031	2,595,067
Kenedix Office Investment	867	6,162,375
Mitsubishi Estate	693,800	12,108,995
†Mitsui Fudosan Logistics Park	823	4,065,758
Nippon Building Fund	1,605	9,436,487
Orix JREIT	2,941	5,110,394
†Seibu Holdings	276,000	3,041,048
		44,178,286
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malta–0.00%
=†πAZ. BGP Holdings	4,536,115	$ 0
		0
Republic of Korea–0.72%
†ESR Kendall Square REIT	610,618	3,253,392
		3,253,392
Singapore–2.15%
CapitaLand	2,342,600	6,547,856
Cromwell European Real Estate Investment Trust	4,017,100	2,143,438
Lendlease Global Commercial REIT	1,788,351	1,070,192
		9,761,486
Spain–1.95%
Cellnex Telecom	99,481	5,728,073
Inmobiliaria Colonial Socimi	320,705	3,104,629
		8,832,702
Sweden–2.17%
Kungsleden	572,926	5,986,122
Wihlborgs Fastigheter	203,345	3,858,071
		9,844,193
United Kingdom–4.29%
Assura	4,142,610	4,117,630
Big Yellow Group	190,205	2,923,714
Derwent London	108,570	4,831,493
Land Securities Group	326,266	3,104,001
LondonMetric Property	73,212	215,586
Segro	327,382	4,231,657
		19,424,081
United States–54.82%
Agree Realty	71,031	4,781,097
Alexandria Real Estate Equities	34,247	5,626,782
American Homes 4 Rent Class A	169,796	5,660,999
Apple Hospitality REIT	148,168	2,158,808
Boston Properties	92,260	9,342,248
CareTrust REIT	288,531	6,718,444
Cousins Properties	159,078	5,623,407
CubeSmart	82,570	3,123,623
Digital Realty Trust	100,644	14,174,701
†EPR Properties	217,956	10,154,570
Equinix	6,035	4,101,326
Essex Property Trust	38,368	10,429,957
Extra Space Storage	86,665	11,487,446
Federal Realty Investment Trust	31,520	3,197,704
Hudson Pacific Properties	114,669	3,110,970
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Medical Properties Trust	468,525	$ 9,970,212
Mid-America Apartment Communities	65,352	9,434,215
†Outfront Media	508,005	11,089,749
Pebblebrook Hotel Trust	116,618	2,832,651
Prologis	242,733	25,729,751
Regency Centers	78,215	4,435,573
Rexford Industrial Realty	201,800	10,170,720
RLJ Lodging Trust	284,637	4,406,181
SBA Communications	16,348	4,537,387
Simon Property Group	87,497	9,954,534
Spirit Realty Capital	199,421	8,475,392
STAG Industrial	144,241	4,847,940
Sun Communities	71,435	10,718,107
Switch Class A	289,794	4,712,050
UDR	213,866	9,380,163
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
VICI Properties	265,723	$ 7,504,017
Welltower	146,154	10,469,011
		248,359,735
Total Common Stock (Cost $352,571,332)		450,977,697

MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	1,175,843	1,175,843
Total Money Market Fund (Cost $1,175,843)		1,175,843

TOTAL INVESTMENTS–99.80% (Cost $353,747,175)	452,153,540
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	924,727
NET ASSETS APPLICABLE TO 48,770,552 SHARES OUTSTANDING–100.00%	$453,078,267

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/19/2009	$—	$—

The following foreign currency exchange contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	124,000	USD	(171,436)	4/15/21	$—	$(480)
BOA	AUD	7,869,000	USD	(6,096,192)	4/15/21	—	(118,732)
BOA	AUD	(122,000)	USD	94,421	4/15/21	1,747	—
BOA	CAD	911,000	USD	(717,577)	4/15/21	7,368	—
BOA	EUR	464,000	USD	(555,674)	4/15/21	—	(11,371)
BOA	EUR	(323,000)	USD	387,772	4/15/21	8,871	—
BOA	GBP	101,000	USD	(137,504)	4/15/21	1,741	—
BOA	GBP	339,000	USD	(471,704)	4/15/21	—	(4,335)
BOA	JPY	34,035,000	USD	(313,585)	4/15/21	—	(6,152)
BOA	SEK	1,849,000	USD	(220,700)	4/15/21	—	(8,955)
BOA	SEK	(5,994,000)	USD	723,211	4/15/21	36,787	—
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	EUR	(459,000)	USD	557,155	4/15/21	$18,718	$—
CITI	GBP	487,000	USD	(668,456)	4/15/21	2,955	—
CITI	GBP	236,000	USD	(327,869)	4/15/21	—	(2,504)
CITI	HKD	(7,575,000)	USD	975,801	4/15/21	1,369	—
CITI	HKD	7,544,000	USD	(971,577)	4/15/21	—	(1,132)
CITI	ILS	3,327,000	USD	(1,066,430)	4/14/21	—	(71,158)
CITI	JPY	230,556,000	USD	(2,168,928)	4/15/21	—	(86,348)
CITI	SGD	12,998,000	USD	(9,801,785)	4/15/21	—	(140,040)
CITI	SGD	(1,858,000)	USD	1,397,497	4/15/21	16,399	—
CITI	SGD	74,000	USD	(54,929)	4/15/21	77	—
GSI	AUD	1,335,000	USD	(1,016,083)	4/15/21	—	(1,989)
GSI	HKD	38,347,000	USD	(4,946,211)	4/15/21	—	(13,329)
GSI	JPY	(1,453,000)	USD	13,174	4/15/21	49	—
GSI	KRW	(3,515,336,000)	USD	3,192,369	4/15/21	74,927	—
GSI	SGD	(177,000)	USD	134,126	4/15/21	2,557	—
GSI	SGD	144,000	USD	(106,956)	4/15/21	83	—
GSI	SGD	175,000	USD	(130,096)	4/15/21	—	(14)
GSI	SGD	(61,000)	USD	45,308	4/15/21	—	(35)
HSBC	AUD	(2,774,000)	USD	2,145,453	4/15/21	38,264	—
HSBC	CAD	595,000	USD	(467,629)	4/15/21	5,854	—
HSBC	CAD	(410,000)	USD	325,174	4/15/21	—	(1,091)
HSBC	EUR	(7,067,000)	USD	8,563,363	4/15/21	273,315	—
HSBC	EUR	22,000	USD	(26,255)	4/15/21	—	(448)
HSBC	GBP	16,000	USD	(22,343)	4/15/21	—	(284)
HSBC	GBP	(377,000)	USD	524,298	4/15/21	4,541	—
HSBC	HKD	(39,590,000)	USD	5,105,330	4/15/21	12,552	—
HSBC	HKD	29,912,000	USD	(3,852,001)	4/15/21	—	(4,179)
HSBC	JPY	123,039,000	USD	(1,170,482)	4/15/21	—	(59,088)
HSBC	SGD	151,000	USD	(113,601)	4/15/21	—	(1,359)
HSBC	SGD	(1,081,000)	USD	812,065	4/15/21	8,530	—
HSBC	SGD	581,000	USD	(431,620)	4/15/21	252	—
HSBC	SGD	(2,379,000)	USD	1,766,807	4/15/21	—	(1,565)
JPMC	AUD	445,000	USD	(339,894)	4/15/21	—	(1,863)
JPMC	AUD	(106,000)	USD	81,836	4/15/21	1,316	—
JPMC	CAD	527,000	USD	(413,073)	4/15/21	6,297	—
JPMC	EUR	1,426,000	USD	(1,709,653)	4/15/21	—	(36,864)
JPMC	EUR	(600,000)	USD	725,413	4/15/21	21,575	—
JPMC	GBP	190,000	USD	(265,027)	4/15/21	—	(3,081)
JPMC	GBP	(10,000)	USD	13,770	4/15/21	—	(17)
JPMC	HKD	(6,393,000)	USD	824,888	4/15/21	2,505	—
JPMC	JPY	(277,095,000)	USD	2,592,117	4/15/21	89,156	—
JPMC	JPY	112,800,000	USD	(1,031,277)	4/15/21	—	(12,370)
JPMC	NOK	9,372,000	USD	(1,103,528)	4/15/21	—	(7,778)
JPMC	NZD	1,855,000	USD	(1,333,300)	4/15/21	—	(37,788)
JPMC	PHP	(49,698,000)	USD	1,029,456	4/15/21	7,156	—
JPMC	PHP	49,698,000	USD	(1,030,437)	4/15/21	—	(8,138)
JPMC	SEK	(1,892,000)	USD	226,484	4/15/21	9,815	—
JPMC	SEK	6,656,000	USD	(765,434)	4/15/21	—	(3,199)
SCB	AUD	434,000	USD	(336,317)	4/15/21	—	(6,642)
SCB	AUD	(870,000)	USD	665,516	4/15/21	4,646	—
SCB	CHF	4,794,000	USD	(5,418,535)	4/15/21	—	(344,256)
SCB	EUR	(3,178,000)	USD	3,823,713	4/15/21	95,714	—
SCB	GBP	580,000	USD	(793,492)	4/15/21	6,135	—
SCB	GBP	(278,000)	USD	387,467	4/15/21	4,198	—
SCB	GBP	587,000	USD	(809,744)	4/15/21	—	(466)
SCB	HKD	(10,373,000)	USD	1,338,201	4/15/21	3,839	—
SCB	JPY	452,163,000	USD	(4,314,259)	4/15/21	—	(229,935)
SCB	JPY	(38,219,000)	USD	352,253	4/15/21	7,026	—
SCB	SEK	474,000	USD	(55,361)	4/15/21	—	(1,079)
SCB	SGD	(952,000)	USD	708,638	4/15/21	992	—
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(3,736,000)	USD	2,925,571	4/15/21	$87,623	$—
SSB	CAD	788,000	USD	(620,968)	4/15/21	6,099	—
SSB	EUR	(3,094,000)	USD	3,737,254	4/15/21	107,791	—
SSB	GBP	74,000	USD	(101,864)	4/15/21	157	—
SSB	GBP	(205,000)	USD	280,164	4/15/21	—	(2,462)
SSB	GBP	(583,000)	USD	811,144	4/15/21	7,380	—
SSB	GBP	17,000	USD	(23,454)	4/15/21	—	(16)
SSB	HKD	(25,065,000)	USD	3,232,801	4/15/21	8,489	—
SSB	HKD	21,782,000	USD	(2,807,273)	4/15/21	—	(5,280)
SSB	JPY	233,962,000	USD	(2,213,342)	4/15/21	—	(99,996)
SSB	JPY	(21,778,000)	USD	208,052	4/15/21	11,335	—
SSB	JPY	(71,402,000)	USD	644,661	4/15/21	—	(303)
SSB	SGD	(1,111,000)	USD	830,835	4/15/21	5,001	—
SSB	SGD	(4,000)	USD	2,967	4/15/21	—	(6)
SSB	SGD	1,760,000	USD	(1,312,194)	4/15/21	—	(3,941)
SSB	SGD	657,000	USD	(487,980)	4/15/21	385	—
UBS	AUD	(999,000)	USD	770,241	4/15/21	11,380	—
UBS	AUD	29,000	USD	(22,129)	4/15/21	—	(100)
UBS	CAD	41,000	USD	(32,896)	4/15/21	—	(269)
UBS	EUR	966,000	USD	(1,144,234)	4/15/21	—	(11,054)
UBS	EUR	(509,000)	USD	605,262	4/15/21	8,171	—
UBS	GBP	497,000	USD	(681,560)	4/15/21	3,637	—
UBS	GBP	118,000	USD	(163,365)	4/15/21	—	(683)
UBS	GBP	(94,000)	USD	132,696	4/15/21	3,101	—
UBS	GBP	(14,000)	USD	19,241	4/15/21	—	(60)
UBS	HKD	(94,722,000)	USD	12,214,617	4/15/21	29,769	—
UBS	HKD	21,345,000	USD	(2,749,970)	4/15/21	—	(4,192)
UBS	HKD	(31,820,000)	USD	4,092,859	4/15/21	—	(403)
UBS	JPY	(299,488,257)	USD	2,887,238	4/15/21	182,004	—
UBS	JPY	398,518,000	USD	(3,777,896)	4/15/21	—	(178,140)
UBS	SGD	162,000	USD	(120,359)	4/15/21	60	—
Total Foreign Currency Exchange Contracts						$1,249,708	$(1,534,969)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
PHP–Philippine Peso
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$14,233,392	$—	$—	$14,233,392
Belgium	9,581,711	—	—	9,581,711
Canada	10,593,701	—	—	10,593,701
China	5,823,291	—	—	5,823,291
France	6,165,826	—	—	6,165,826
Germany	29,624,384	—	—	29,624,384
Hong Kong	31,301,517	—	—	31,301,517
Japan	44,178,286	—	—	44,178,286
Malta	—	—	—*	—
Republic of Korea	3,253,392	—	—	3,253,392
Singapore	9,761,486	—	—	9,761,486
Spain	8,832,702	—	—	8,832,702
Sweden	9,844,193	—	—	9,844,193
United Kingdom	19,424,081	—	—	19,424,081
United States	248,359,735	—	—	248,359,735
Money Market Fund	1,175,843	—	—	1,175,843
Total Investments	$452,153,540	$—	$—	$452,153,540
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,249,708	$—	$1,249,708
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,534,969)	$—	$(1,534,969)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Real Estate Fund–7